UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2015

Date of reporting period:  November 30, 2014

Item 1. Schedule of Investments.

Snow Capital Opportunity Fund
Schedule of Investments
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.76%
Aerospace & Defense - 1.65%
Triumph Group, Inc.	90,000	6,125,400
Automobiles - 3.47%
Ford Motor Co.	820,000	12,898,600
Chemicals - 2.50%
Axiall Corp.	215,000	9,305,200
Commercial Banks - 3.64%
JPMorgan Chase & Co.	225,200	13,548,032
Computers & Peripherals - 7.21%
Apple, Inc.	120,400	14,319,172
Hewlett-Packard Co.	320,000	12,499,200
Total Computers & Peripherals		26,818,372

Consumer Finance - 3.01%
Ally Financial, Inc. (a)	470,000	11,176,600
Diversified Financial Services - 6.75%
Bank of America Corp.	712,000	12,132,480
Voya Financial, Inc.	310,000	12,982,800
Total Diversified Financial Services		25,115,280

Electrical Equipment - 1.10%
GrafTech International Ltd (a)	1,000,000	4,080,000
Electronic Equipment, Instruments & Components - 3.33%
Avnet, Inc.	283,000	12,392,570
Energy Equipment & Services - 3.83%
McDermott International, Inc. (a)(b)	2,355,100	8,360,605
Tidewater, Inc.	190,000	5,872,900
Total Energy Equipment & Services		14,233,505

Health Care Providers & Services - 4.94%
Community Health Systems, Inc. (a)	210,365	9,903,984
Health Net Inc. (a)	165,000	8,477,700
Total Health Care Providers & Services		18,381,684

Hotels, Restaurants & Leisure - 1.98%
Royal Caribbean Cruises Ltd. (b)	100,000	7,374,000
Insurance - 11.93%
American International Group, Inc.	178,000	9,754,400
Genworth Financial, Inc. (a)	1,267,000	11,517,030
Hartford Financial Services Group, Inc.	305,700	12,625,410
MetLife, Inc.	188,000	10,454,680
Total Insurance		44,351,520

Internet Software & Services - 0.44%
Google, Inc. (a)	3,000	1,625,490
Machinery - 5.91%
AGCO Corp.	185,000	7,805,150
Kennametal, Inc.	235,000	8,652,700
Terex Corp.	193,000	5,539,100
Total Machinery		21,996,950

Metals & Mining - 2.49%
Rio Tinto PLC - ADR	199,000	9,273,400
Multiline Retail - 5.28%
Macy's, Inc.	154,600	10,035,086
Target Corp.	130,000	9,620,000
Total Multiline Retail		19,655,086

Oil, Gas & Consumable Fuels - 5.41%
BP PLC - ADR	230,000	9,043,600
PBF Energy, Inc.	392,300	11,086,398
Total Oil, Gas & Consumable Fuels		20,129,998

Pharmaceuticals - 3.32%
Teva Pharmaceutical Industries Ltd. - ADR	217,000	12,364,660
Semiconductors & Semiconductor Equipment - 2.38%
Broadcom Corp.	205,000	8,841,650
Software - 3.33%
Symantec Corp.	475,000	12,392,750
Specialty Retail - 3.38%
American Eagle Outfitters, Inc.	891,600	12,571,560
Technology Hardware, Storage & Peripherals - 7.48%
NCR Corp. (a)	457,000	13,550,050
NetApp, Inc.	334,200	14,220,210
Total Technology Hardware, Storage & Peripherals		27,770,260

TOTAL COMMON STOCKS (Cost $294,326,022)		$352,422,567

	Contracts	Value
PURCHASED OPTIONS - 0.25%
Put Options - 0.25%
McDermott Inernational, Inc. (a)
Expiration: January, 2015, Exercise Price: $6.000	2,500	12,500
SPDR S&P 500 ETF Trust
Expiration: June, 2015, Exercise Price: $190.000	2,000	934,000
TOTAL PURCHASED OPTIONS (Cost $2,044,676)		$946,500

SHORT-TERM INVESTMENTS - 4.95%
MONEY MARKET FUND - 4.95%
Fidelity Institutional Government Portfolio	18,426,382	18,426,382
TOTAL SHORT-TERM INVESTMENTS (Cost $18,426,382)		$18,426,382

Total Investments (Cost $314,797,080) - 99.96%		371,795,449
Other Assets in Excess of Liabilities - 0.04%		161,076
TOTAL NET ASSETS - 100.00%		$371,956,525

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Opportunity Fund
Schedule of Options Written
November 30, 2014 (Unaudited)

	Contracts	Value
PUT OPTIONS
Community Health Systems, Inc.
Expiration: December, 2014, Exercise Price: $49.00	200	54,500
Google, Inc.
Expiration: December, 2014, Exercise Price: $565.00	10	24,550
PBF Energy, Inc.
Expiration: December, 2014, Exercise Price: $25.00	300	6,000
Terex Corp.
Expiration: December, 2014, Exercise Price: $26.00	300	4,800
		89,850
CALL OPTIONS
Royal Caribbean Cruises Ltd.
Expiration: January, 2015, Exercise Price: $65.00	200	159,000
Royal Caribbean Cruises Ltd.
Expiration: January, 2015, Exercise Price: $67.50	300	166,500
		325,500
Total Options Written (Premiums received $240,491)		$415,350

The cost basis of investments for federal income tax purposes at November 30, 2014 was as follows*:

Cost of investments	$314,797,080
Gross unrealized appreciation - Equities	73,756,758
Gross unrealized appreciation - Options	81,575
Gross unrealized depreciation - Equities	(15,660,213)
Gross unrealized depreciation - Options	(1,354,610)
Net unrealized depreciation	$56,823,510

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Snow Capital Opportunity Fund (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is long-term capital appreciation and protection of investment principal. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on April 28, 2006.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
The Funds’ securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities listed in the Nasdaq Stock Market, Inc. (“NASDAQ”) will be valued using the NASDAQ Official Closing Price (“NOCP”).
If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not listed on NASDAQ shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of
60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within
60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/ or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

The Fund may use certain options and futures contracts and options on futures contracts
(collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions. Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the structural options and futures markets and the securities markets, from differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts. The Snow Capital Opportunity Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing an option or receives when writing an option will reflect, among other things, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period, current interest rates and supply and demand factors. The premium is the market value of an option at the time the contract trade is executed.
A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).
Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S.
options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.
If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the idenified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2014

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2014, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks1	$352,422,567	$-	$-	$352,422,567
Total Equity	352,422,567	-	-	352,422,567
Purchased Options	934,000	12,500		946,500
Short-Term Investments	18,426,382	-	-	18,426,382

Total Investments in Securities	$370,848,949	$12,500	$-	$371,795,449

Liabilities;
Written Options	$330,300	$85,050	$-	$415,350

* Other financial instruments are derivative instruments not reflected in the Schedule of Invesments, such as written options which are reflected at the net unrealized appreciation (depreciation) on the instruments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year.

The Fund held no Level 3 securities during the period ended November 30, 2014.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2014 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

1 For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2014 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$946,500	Options written, at value	330,300

Total		$946,500		$330,300

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the period March 1, 2014 through May 31, 2014 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$-	$4,095,088	4,095,088
Total	$-	$4,095,088	$4,095,088

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$(1,078,176)	$(391,765)	$(1,469,941)
Total	$(1,078,176)	$(391,765)	$(1,469,941)

Snow Capital Small Cap Value Fund
Schedule of Investments
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.68%
Aerospace & Defense - 8.88%
Ducommun, Inc. (a)	24,890	619,761
LMI Aerospace, Inc. (a)	43,138	605,658
Spirit Aerosystems Holdings, Inc. (a)	116,700	5,030,937
Triumph Group, Inc.	53,100	3,613,986
Total Aerospace & Defense		9,870,342

Air Freight & Logistics - 3.38%
Atlas Air Worldwide Holdings, Inc. (a)	82,200	3,752,430
Auto Components - 1.35%
Modine Manufacturing Co. (a)	123,555	1,503,664
Biotechnology - 0.94%
Myriad Genetics, Inc. (a)	31,000	1,039,430
Capital Markets - 1.94%
Cowen Group, Inc. (a)	91,700	388,808
FBR & Co. (a)	37,281	929,788
Manning & Napier, Inc.	54,700	837,457
Total Capital Markets		2,156,053

Chemicals - 1.14%
American Vanguard Corp.	50,000	544,500
LSB Industries, Inc. (a)	21,800	720,926
Total Chemicals		1,265,426

Commercial Banks - 15.00%
First Commonwealth Financial Corp.	110,200	1,000,616
First Niagara Financial Group, Inc.	591,610	4,833,453
FNB Corp.	161,950	2,038,951
OFG Bancorp (b)	269,500	4,026,330
Susquehanna Bancshares, Inc.	99,500	1,310,415
TCF Financial Corp.	135,445	2,102,106
The Bancorp, Inc. (a)	152,000	1,361,920
Total Commercial Banks		16,673,791

Commercial Services & Supplies - 3.14%
ACCO Brands Corp. (a)	310,200	2,717,352
Brady Corp.	31,000	775,000
Total Commercial Services & Supplies		3,492,352

Communications Equipment - 1.90%
Black Box Corp.	90,913	2,107,363
Distributors - 1.13%
VOXX International Corp. (a)	149,080	1,253,763
Electrical Equipment - 0.65%
Global Power Equipment Group, Inc.	55,480	719,576

Electronic Equipment, Instruments & Components - 4.39%
Jabil Circuit, Inc.	43,400	900,550
Orbotech Ltd. (a)(b)	71,355	1,056,768
OSI Systems, Inc. (a)	41,400	2,921,597
Total Electronic Equipment, Instruments & Components		4,878,915

Energy Equipment & Services - 5.80%
CARBO Ceramics, Inc.	60,300	2,293,812
Tidewater, Inc.	134,400	4,154,304
Total Energy Equipment & Services		6,448,116

Food Products - 1.01%
Omega Protein Corp. (a)	110,100	1,117,515
Health Care Equipment & Supplies - 5.52%
Analogic Corp.	24,200	1,762,728
Integra LifeSciences Holdings Corp. (a)	88,800	4,372,512
Total Health Care Equipment & Supplies		6,135,240

Health Care Providers & Services - 5.14%
Community Health Systems, Inc. (a)	59,735	2,812,324
Health Net, Inc. (a)	56,535	2,904,768
Total Health Care Providers & Services		5,717,092

Health Care Technology - 0.75%
Quality Systems, Inc.	56,235	828,342
Household Durables - 1.46%
SodaStream International Ltd. (a)(b)	74,000	1,626,520
Insurance - 2.69%
FBL Financial Group, Inc.	21,800	1,120,738
Selective Insurance Group, Inc.	69,750	1,867,208
Total Insurance		2,987,946

Machinery - 7.40%
AGCO Corp.	18,500	780,515
Hyster-Yale Materials Handling, Inc.	21,000	1,541,610
Kennametal, Inc.	101,400	3,733,548
Titan International, Inc.	218,800	2,166,120
Total Machinery		8,221,793

Media - 1.09%
World Wrestling Entertainment, Inc.	105,000	1,208,550
Multiline Retail - 3.99%
Big Lots, Inc.	87,265	4,433,062
Oil, Gas & Consumable Fuels - 3.50%
PBF Energy, Inc.	137,609	3,888,830
Professional Services - 2.80%
Acacia Research Corp.	132,000	2,510,640
Kelly Services, Inc.	38,660	596,910
Total Professional Services		3,107,550

Semiconductors & Semiconductor Equipment - 3.81%
OmniVision Technologies, Inc. (a)	146,500	4,235,315
Specialty Retail - 4.53%
Abercrombie & Fitch Co.	109,500	3,159,075
American Eagle Outfitters, Inc.	133,100	1,876,710
Total Specialty Retail		5,035,785

Technology Hardware, Storage & Peripherals - 1.63%
Silicon Graphics International Corp. (a)	188,214	1,808,737
Trading Companies & Distributors - 1.76%
MFC Industrial Ltd. (b)	90,000	560,700
Titan Machinery, Inc. (a)	109,000	1,398,470
Total Trading Companies & Distributors		1,959,170

TOTAL COMMON STOCKS (Cost $102,847,223)		$107,472,668

REITS - 2.28%
Real Estate Investment Trusts (REITs) - 2.28%
Highwoods Properties, Inc.	58,780	2,536,945
TOTAL REITS (Cost $2,115,417)		$2,536,945

SHORT-TERM INVESTMENT - 1.61%
MONEY MARKET FUND - 1.61%
Fidelity Institutional Government Portfolio	1,792,683	1,792,683
TOTAL MONEY MARKET FUNDS (Cost $1,792,683)		$1,792,683

Total Investments (Cost $106,755,323) - 100.57%		111,802,296
Liabilities in Excess of Other Assets - (0.57)%		(635,796)
TOTAL NET ASSETS - 100.00%		$111,166,500

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at November 30, 2014 was as follows*:

Cost of investments	$106,755,323
Gross unrealized appreciation	14,304,731
Gross unrealized depreciation	(9,257,758)
Net unrealized appreciation	$5,046,973

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Snow Capital Small Cap Value Fund (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The
Fund commenced operations on November 30, 2010.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
The Funds’ securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities listed in the Nasdaq Stock Market, Inc. (“NASDAQ”) will be valued using the NASDAQ Official Closing Price (“NOCP”).
If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not listed on NASDAQ shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of
60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within
60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/ or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the idenified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2014

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2014, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$107,472,668	$-	$-	$107,472,668
Real Estate Investment Trusts	2,536,945			2,536,945
Total Equity	110,009,613	-	-	110,009,613

Short-Term Investments	1,792,683	-	-	1,792,683

Total Investments in Securities	$111,802,296	$-	$-	$111,802,296

The Fund recognizes transfers between levels as of the beginning of the fiscal year.

The Fund held no Level 3 securities during the period ended November 30, 2014.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2014 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
  John Buckel,  President

Date     January 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel,  President

Date     January 19, 2015

By (Signature and Title)* /s/ Jennifer Lima
                                                   Jennifer Lima, Treasurer

Date     January 19, 2015

* Print the name and title of each signing officer under his or her signature.